Note 10 - Stock-based Compensation - Restricted Share Activity (Details) - Restricted share units [member]			12 Months Ended
	Jun. 28, 2017	Mar. 28, 2017	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Outstanding, beginning of year
Outstanding, beginning of year
Number of other equity instruments granted in share-based payment arrangement		150,000	150,000
Granted			$ 1.14
Redeemed	(150,000)		(150,000)
Redeemed			$ 1.14
Outstanding, end of year
Outstanding, end of year